iShares
®
MSCI Mexico ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  14 .1%
Banco del Bajio SA
(a)
...................... 7,919,765 $ 25,627,203
Grupo Financiero Banorte SAB de CV , Class O .... 19,034,868 198,495,344
Grupo Financiero Inbursa SAB de CV , Series O .... 14,196,795 35,293,411
Regional SAB de CV ...................... 2,542,927 19,773,432
279,189,390
a
Beverages  —  13 .0%
Arca Continental SAB de CV ................. 4,532,090 58,851,556
Coca-Cola Femsa SAB de CV ................ 3,680,494 39,783,387
Fomento Economico Mexicano SAB de CV ....... 13,343,002 159,027,773
257,662,716
a
Capital Markets  —  0 .6%
Bolsa Mexicana de Valores SAB de CV .......... 5,913,039 12,527,307
a
Chemicals  —  1 .6%
Alpek SAB de CV , Class A
(b) (c)
................ 21,985,597 15,775,557
Orbia Advance Corp. SAB de CV
(b)
............. 11,800,109 15,981,228
31,756,785
a
Construction Materials  —  5 .9%
Cemex SAB de CV, CPO , NVS ............... 71,462,603 94,104,587
GCC SAB de CV ......................... 1,822,080 22,158,813
116,263,400
a
Consumer Finance  —  1 .3%
Gentera SAB de CV ....................... 10,558,516 26,126,800
a
Consumer Staples Distribution & Retail  —  4 .6%
La Comer SAB de CV ...................... 4,118,211 9,097,738
Wal-Mart de Mexico SAB de CV ............... 27,491,974 83,092,775
92,190,513
a
Diversified REITs  —  2 .7%
Concentradora Fibra Danhos SA de CV .......... 5,464,600 8,699,484
Fibra Uno Administracion SA de CV ............ 25,684,164 44,443,959
53,143,443
a
Diversified Telecommunication Services  —  0 .7%
Grupo Televisa SAB, CPO ................... 25,628,671 13,762,642
a
Food Products  —  4 .9%
Gruma SAB de CV , Class B .................. 1,504,521 25,232,424
Grupo Bimbo SAB de CV , Series A
(c)
............ 11,685,273 40,231,525
Sigma Foods SAB de CV ................... 34,021,060 32,555,193
98,019,142
a
Hotels, Restaurants & Leisure  —  0 .9%
Alsea SAB de CV ........................ 5,940,506 18,184,383
a
Household Products  —  1 .6%
Kimberly-Clark de Mexico SAB de CV , Class A ..... 14,069,952 31,163,763
a
Industrial Conglomerates  —  2 .0%
Grupo Carso SAB de CV , Series A1 ............ 5,128,481 40,671,100
a
Industrial REITs  —  4 .0%
FIBRA Macquarie Mexico
(a)
.................. 9,029,215 22,707,145
Fibra MTY SAPI de CV
(c)
.................... 13,054,224 10,714,749
Security Shares Value
a
Industrial REITs (continued)
Prologis Property Mexico SA de CV ............ 9,536,521 $ 45,853,631
79,275,525
a
Insurance  —  1 .0%
Qualitas Controladora SAB de CV ............. 2,071,630 20,828,622
a
Media  —  0 .9%
Megacable Holdings SAB de CV, CPO .......... 5,236,564 17,730,075
a
Metals & Mining  —  19 .2%
Grupo Mexico SAB de CV , Series B ............ 23,398,209 290,490,310
Industrias Penoles SAB de CV ................ 1,579,099 91,840,405
382,330,715
a
Passenger Airlines  —  0 .5%
Controladora Vuela Cia de Aviacion SAB de CV , Class
A
(b) (c)
................................ 13,520,502 10,613,949
a
Pharmaceuticals  —  0 .5%
Genomma Lab Internacional SAB de CV , Class B ... 10,314,079 9,506,776
a
Real Estate Management & Development  —  1 .5%
Corp Inmobiliaria Vesta SAB de CV ............ 8,524,912 29,945,616
a
Transportation Infrastructure  —  9 .2%
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 2,603,471 32,739,733
Grupo Aeroportuario del Pacifico SAB de CV , Class B 3,135,099 73,837,666
Grupo Aeroportuario del Sureste SAB de CV , Class B 1,570,001 46,544,911
Promotora y Operadora de Infraestructura SAB de CV 1,792,517 28,864,104
181,986,414
a
Wireless Telecommunication Services  —  8 .1%
America Movil SAB de CV , Series B ............ 126,732,495 160,672,564
a
a
Total Long-Term Investments — 98.8%
(Cost: $ 1,936,408,101 ) ............................... 1,963,551,640
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 9,731,111 9,734,031
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 172,007 172,007
a
Total Short-Term Securities — 0.5%
(Cost: $ 9,904,251 ) .................................. 9,906,038
Total Investments — 99.3%
(Cost: $ 1,946,312,352 ) ............................... 1,973,457,678
Other Assets Less Liabilities — 0 .7% ..................... 13,621,228
Net Assets — 100.0% ................................. $ 1,987,078,906
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Mexico ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 19,384,512  $ —  $ (9,642,382)
(a)
$ (6,426) $ (1,673) $ 9,734,031  9,731,111  $ 221,286
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 690,640  —  (518,633)
(a)
—  —  172,007  172,007  26,840  —
$ —  $ (6,426) $ (1,673)
$ 9,906,038
$ 248,126  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mexican BOLSA Index ................................................................. 562 06/19/26 $ 22,351 $ (95,553)

iShares
®
MSCI Mexico ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,963,551,640  $ —  $ —  $ 1,963,551,640
Short-Term Securities
Money Market Funds ...................................... 9,906,038  —  —  9,906,038
$ 1,973,457,678  $ —  $ —  $ 1,973,457,678
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (95,553) $ —  $ —  $ (95,553)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CPO Certificate of  Participation (Ordinary)
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)